Organization and Business Operations (Details) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10		$ 1.5
Generating gross proceeds				$ 338,595,000	$ 338,595,000
Underwriting fee			$ 6,405,000		6,405,000
Deferred underwriting fee			12,075,000		12,075,000
Other offering costs			695,922		695,922
Total transaction cost			575,278		575,278
Net proceeds of the sale of the units	$ 345,000,000
Trust account maturity term	185 days
Net tangible assets			$ 5,000,001		$ 5,000,001
Redeem public shares, percentage			100.00%		100.00%
Public per share (in Dollars per share)			$ 10		$ 10
Trust account per share (in Dollars per share)			$ 10		$ 10
Cash outside the trust account			$ 169,558		$ 277,583
Net proceeds					25,000
Repaid of IPO amount					90,996
Anticipated cost					277,583
Working capital					500,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 19,175,922		$ 19,175,922
Business combination fair market value equal percentage			80.00%		80.00%
Percentage of outstanding voting securities			50.00%		50.00%
Trust account price per share (in Dollars per share)			$ 10		$ 10
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)			6,266,667		6,266,667
Price per unit (in Dollars per share)					$ 1.5
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)					34,500,000
Price per unit (in Dollars per share)	$ 10				$ 10
Generating gross proceeds	$ 345,000,000
Generating gross proceeds	$ 345,000,000
Common Class A [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Consummated share units (in Shares)	34,500,000